EARNINGS PER SHARE (Tables)	12 Months Ended
Sep. 30, 2025
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The following table is a reconciliation of the share amounts (in thousands) used in computing basic and diluted EPS for 2025, 2024 and 2023:

	2025	2024	2023
Common shares outstanding	46,346	48,303	53,062
Unallocated ESOP shares	—	(18)	(196)
Non-vested restricted stock	(1,593)	(2,336)	(3,111)
Impact of weighted average shares	601	1,624	2,356
Weighted average shares outstanding - basic	45,354	47,573	52,111
Incremental shares from stock based compensation	1,331	2,095	2,501
Weighted average shares outstanding - diluted	46,685	49,668	54,612